Asset impairment (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2017	Sep. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Helguvik impairment				$ 152,220,000	$ 0	$ 0
Ravenswood charges				3,830,000	$ 30,850,000	$ 0
Ravenswood Aluminum Smelter [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Ravenswood charges		$ 3,800,000	$ 30,850,000	$ 3,830,000
Proceeds from sale of Ravenswood facility and assets	$ 15,000,000